1 Accounting policies (Details)	12 Months Ended
Dec. 31, 2020
Midatech pharma (espana) SL (formerly midatech biogune SL) [member]
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Entity	Midatech Pharma (Espana) SL (formerly Midatech Biogune SL)
Summary description	In liquidation
PharMida AG [member]
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Entity	PharMida AG
Summary description	Dormant
Midatech pharma (wales) limited [member]
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Entity	Midatech Pharma (Wales) Limited (formerly Q Chip Limited)
Summary description	Trading company
Midatech pharma PTY [member]
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Entity	Midatech Pharma Pty
Summary description	Dissolved - 2020
Midatech pharma plc [member]
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Entity	Midatech Pharma plc
Summary description	Ultimate holding company
Midatech pharma US, inc. (formerly DARA biosciences, inc.) [member]
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Entity	Midatech Pharma US, Inc. (formerly DARA Biosciences, Inc.) (until 1 November 2018)
Summary description	Trading company
Dara therapeutics, inc. [member]
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Entity	Dara Therapeutics, Inc. (until 1 November 2018)
Summary description	Dormant
Midatech limited [member]
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Entity	Midatech Limited
Summary description	Trading company